Contingent Payments	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities in business combination [abstract]
Contingent Payments

28. CONTINGENT PAYMENTS
A) Sunrise Oil Sands Partnership
In connection with the Sunrise Acquisition (see Note 5), Cenovus agreed to make quarterly variable payments from SOSP to BP Canada for up to eight quarters subsequent to August 31, 2022, when the average WCS crude oil price in a quarter exceeds $52.00 per barrel. The quarterly payment is calculated as $2.8 million plus the difference between the average WCS price less $53.00 multiplied by $2.8 million, for any of the eight quarters the average WCS price is equal to or greater than $52.00 per barrel. If the average WCS price is less than $52.00 per barrel, no payment will be made for that quarter. The maximum cumulative variable payment over the term of the contract is $600 million.
The variable payment will continue to be re-measured at fair value at each reporting date until the earlier of the maximum $600 million in cumulative payments is reached or the eight quarters have lapsed, with changes in fair value recognized in net earnings (loss).
The first quarterly period ended on November 30, 2022. A payment of $92 million was made in January 2023.

Total
As at December 31, 2021	—
Initial Recognition	600
Liabilities Settled or Payable	(92)
Re-measurement (1)	(89)
As at December 31, 2022	419
Less: Current Portion	263
Long-Term Portion	156
(1)     The variable payment is carried at fair value. Changes in fair value are recorded in net earnings (loss).

B) FCCL Partnership
On May 17, 2022, the contingent payment obligation associated with the acquisition of a 50 percent interest in the FCCL Partnership (“FCCL”) from ConocoPhillips Company and certain of its subsidiaries (collectively, “ConocoPhillips”) ended. The final payment of $177 million was made in July 2022 (as at December 31, 2021 – $160 million was payable). In connection with the acquisition in 2017 from ConocoPhillips, Cenovus agreed to make quarterly payments to ConocoPhillips during the five years ending May 17, 2022, for quarters in which the average WCS crude oil price exceeded $52.00 per barrel during the quarter. The quarterly payment was $6 million for each dollar that the WCS price exceeded $52.00 per barrel.

	2022	2021
Contingent Payment, Beginning of Year	236	63
Re-measurement (1)	251	575
Liabilities Settled	(487)	(402)
Contingent Payment, End of Year	—	236
(1)     The contingent payment was carried at fair value. Changes in fair value were recorded in net earnings (loss).